SHAREHOLDERS' EQUITY (Details 1) - Employee and Non-Employee RSUs [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Number of shares underlying outstanding RSUs
Unvested RSUs, Beginning balance	3,772,414	2,755,057
Unvested RSUs, Beginning balance after reverse stock split	538,885
Granted	14,740	2,258,370
Vested	(218,493)	(1,109,200)
Forfeited	(3,413)	(131,813)
Unvested RSUs, Ending balance		3,772,414
Unvested RSUs, Ending balance after reverse stock split	331,719	538,885
Weighted average grant date fair value
Unvested RSUs, Beginning balance	$ 0.87	$ 1.16
Unvested RSUs, Beginning balance after reverse stock split	6.07
Granted	4.8	0.66
Vested	6.56	1.14
Forfeited	6.86	1.13
Unvested RSUs, Ending balance		0.87
Unvested RSUs, Ending balance after reverse stock split	$ 5.68	$ 6.07